Tedco Grant (Details)			3 Months Ended	12 Months Ended
	Oct. 31, 2021 USD ($)	May 31, 2021 USD ($)	Mar. 31, 2024	Dec. 31, 2023 USD ($)
Tedco Grant [Line Items]
Number of tranches		2
Grant amount	$ 50,000	$ 50,000
Reimbursable grant amount	$ 100,000
Quarterly revenues			3.00%
Royalties percentage				150.00%
Royalties amount				$ 150,000
Reimbursement expiration period				5 years
Royalty [Member] | TEDCO’s [Member]
Tedco Grant [Line Items]
Royalty reduction percent				10.00%